Financial assets and liabilities - Summary of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	$ 77,554	$ 71,318	$ 67,619	$ 60,447
Trade & other receivables	3,998	6,998
Financial assets at fair value through other comprehensive income	826	1,757
Other non-current assets	2,241	2,326
Financial assets, Total	84,619	82,399
Trade and other payables	10,760	20,145
Borrowings	115,762	108,763
Contingent consideration	17,536	17,199
Warrant liability	992	5,426		$ 2,185
Financial liabilities, Total	145,050	151,533
Liabilities at amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade and other payables	10,760	20,145
Borrowings	115,762	108,763
Financial liabilities, Total	126,522	128,908
Liabilities at FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Contingent consideration	17,536	17,199
Warrant liability	992	5,426
Financial liabilities, Total	18,528	22,625
Assets at amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	77,554	71,318
Trade & other receivables	3,998	6,998
Other non-current assets	2,241	2,326
Financial assets, Total	83,793	80,642
Assets at FVOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	826	1,757
Financial assets, Total	$ 826	$ 1,757